Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 0	$ 0
Additions for tax positions taken in prior year	142	0
Additions for tax positions related to the current year	129	0
Balance at end of year	$ 271	$ 0